Long-Term Investments - Summary of Equity and Cost Method Investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Aug. 18, 2015 CNY (¥)
Investments [Line Items]
Long term Investments		¥ 454,996		$ 69,731	¥ 495,905
Hunan Qindao Cultural Spread Ltd. [Member]
Investments [Line Items]
Equity securities	[1]	30,000			30,000
Hangzhou Faceunity Technology Limited [Member]
Investments [Line Items]
Equity securities	[1]	70,000			70,000
Haining Yijiayi Culture Co Ltd [Member]
Investments [Line Items]
Equity securities	[1]	25,000			25,000
Other Equity Securities [Member]
Investments [Line Items]
Equity securities	[2]	113,125			119,125
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Equity method investments	[3]	78,382			73,418
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Equity method investments		63,093	[4]		106,704	[4]	¥ 50,000
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Equity method investments	[5]	36,702			27,465
Other Equity Method Investments [Member]
Investments [Line Items]
Equity method investments		¥ 38,694			¥ 44,193

[1]	The Group invested in certain preferred shares of private companies. As these investments were neither debt security nor in-substance common stock, they were accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There has been no orderly transactions for the identical or a similar investment of the same issuer noted for the years ended December 31, 2018, 2019 and 2020.
[2]	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.
[3]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2019 and 2020. The Group recognized its share of partnership profit in Jingwei of RMB16,168, RMB8,977 and RMB4,964 during the year ended December 31, 2018, 2019 and 2020, respectively.
[4]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB20,797, RMB1,415 and RMB(42,458) for the years ended December 31, 2018, 2019 and 2020, respectively. The Group received distribution from Aqua of RMB1,153 during the year ended December 31, 2020.
[5]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, which had been fully paid as of December 31, 2020. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB8,586, RMB(2,121) and RMB237 during the years ended December 31, 2018, 2019 and 2020, respectively.